UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

          (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/11

Item 1.  Reports to Stockholders.

THE CURRENCY STRATEGIES FUND

SEMI-ANNUAL REP0RT

JULY 31, 2011

CUSIP: 66537T547

Ticker Symbol: FOREX

1-888-898-4784

www.TheCurrencyFund.net

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Currency Strategies Fund.  Such offering is made only by the prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Semi-annual shareholder letter for The Currency Strategies Fund (Symbol: FOREX)

Performance:

Overall, during the period of February 1st to July 31st, we believe the goals of consistent return with low volatility compared to most currency pairings have been achieved. An overview of the total period follows.

The global debt situation has continued to unfold, especially focused on the Eurozone and the United States.  The acceleration of debt has now become the forefront topic with global leaders, the media, and finally, with individual investors.  Because of these concurrent events that counter one another, volatility has increased substantially and has presented a challenging environment in the management of the fund and thus a continued build-up in the temporary haven until a clearer direction shows itself through definitive action of the different central banks.

During the reporting period, The Currency Strategies Fund began with an NAV of 10.29 and ended with an NAV of 10.49, for a gain of 1.94%.  The NAV range was 10.12 to 10.62.  The maximum peak to trough decline experienced in the reporting period was -2.73% from April 29th to June 18th.  Concurrently, the USDX lost -4.94% with a maximum peak to trough decline of -7.20% from January 31st to April 29th.  The EURO gained 5.15% with a maximum peak to trough decline of -5.70% from May 2nd to July 12th.  The European currencies were mixed in their performance, but mostly positive.   The British Pound and Swedish Krona had minimal returns to the US Dollar, while the Swiss Franc rallied strongly against the US Dollar.  The commodity currencies of Australia and Canada had gains during the period, however, had a period between late April and late June that exhibited high volatility and steep declines, only to rebound strongly in July as the United States debt ceiling situation was headlined across the globe.  The New Zealand Dollar bucked the commodity currency trend and turned in a relatively smooth showing in the period.  Emerging market currencies such as the South African Rand, Brazilian Real, and Indian Rupee were somewhat bumpy with little return until July, and also benefitted from the US debt ceiling situation.  In this period, using a 50 day standard deviation measurement, The Currency Strategies Fund experienced a range of 33% to 60% less volatility when compared to the currency choices in its universe.

During that same period, the S&P 500 ended nearly flat with a gain of 0.48% with a maximum peak to trough decline of -7.2%, 20-30 year bonds rallied 7.34% with a maximum peak to trough decline of  -4.31%, DB Commodities index gained 6.13% with a maximum peak to trough decline of -11.50%..  Compared to the major liquid currency choices in the EURO and USDX, and the other major asset classes such as the S&P 500, 20-30 year bond, and the DB Commodities, the Currency Strategies Fund exhibited very low volatility which adheres to that goal in the fund.  Another goal of the fund is consistent, positive returns.  The three months of positive returns averaged about 1.65%, while the three negative months average a decline of -0.98%.  Finally, another goal of the fund is the preservation of capital.  Due to the climate with global debt, the currency markets continue to exhibit volatility and meaningful peak to trough declines.  Since the fund is technical and agile in nature, the containment of capital loss measured in maximum decline compared to the liquid currency choices and the other major asset classes was achieved during the reporting period.

Market outlook:

As stated in previous reports, the fund managers at Sarasota Capital Strategies use technical analysis, which we believe, is driven by global economic and socio-political events.  Thus, we do not try to give predictions, but do provide possible outcomes to the fund in broad future scenarios.  As of this date, there is tremendous stress on the European Central Bank to solve problems in the Eurozone.  If there is a disintegration of the Eurozone currency, it would likely benefit the USDX and Japan.  Conversely, the US Central Bank has to deal with profound problems of their own, and with the continued devaluation of the US Dollar, or even worse, the gradual loss of it status of the reserve currency would benefit the EURO amongst other global currencies.  Regardless of the outcome, by prospectus, we have flexibility in the fund to entirely allocate to non US G-10 currencies, emerging market currencies, and gold in the conditions that the US Dollar is extremely weak. Also, we have the flexibility to have 100% in the US Dollar in the extreme example of its strength. More commonly, we will have a balanced approach that will favor the non US Dollar currencies or US Dollar Index depending on price behavior and trends. Thus, our total approach is to position the fund to participate in any global currency direction whether it is pro US Dollar or not.

Sincerely,

Ian Naismith                  Anthony Welch

1975-NLD-9/22/2011

The Currency Strategies Fund
PORTFOLIO OF INVESTMENTS (Unuadited)
July 31, 2011
Shares	Security	Market Value

	EXCHANGE TRADED FUNDS - 71.08%
	COMMODITY FUND - 3.15%
6,550	ProShares Ultra Gold *	$ 589,173

	CURRENCY FUNDS - 51.61%
9,300	CurrencyShares Australian Dollar Trust	1,025,511
6,000	CurrencyShares British Pound Sterling Trust *	977,880
7,600	CurrencyShares Canadian Dollar Trust	791,008
3,900	CurrencyShares Mexican Peso Trust	332,826
6,240	CurrencyShares Swedish Krona Trust	988,578
4,000	CurrencyShares Swiss Franc Trust *	503,160
20,100	ProShares Ultra Euro *	595,362
6,000	ProShares Ultra Yen *	221,520
700	ProShares UltraShort Euro *	11,886
7,910	ProShares UltraShort Yen *	109,237
26,300	WisdomTree Dreyfus Brazilian Real Fund *	775,850
28,500	WisdomTree Dreyfus Commodity Currency Fund *	810,540
42,009	WisdomTree Dreyfus Emerging Currency Fund *	982,171
20,400	WisdomTree Dreyfus Indian Rupee Fund *	569,282
20,500	WisdomTree New Zealand Dollar Fund *	554,525
13,800	WisdomTree South African Rand Fund *	410,964
		9,660,300

	DEBT FUND - 16.32%
6,000	iShares JPMorgan USD Emerging Markets Bond Fund	666,120
19,700	Market Vectors Emerging Markets Local Currency Bond ETF	546,517
16,520	PowerShares Emerging Markets Sovereign Debt Portfolio	454,630
11,100	WisdomTree Asia Local Debt Fund	593,073
14,640	WisdomTree Emerging Markets Local Debt Fund	795,245
		3,055,585

	TOTAL EXCHANGE TRADED FUNDS	13,305,058
	(Cost - $12,920,208)

The accompanying notes are an integral part of these financial statements.

The Currency Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares	Security	Market Value

	CLOSED-END FUNDS - 5.88%
7,091	DWS Global High Income Fund, Inc.	$ 55,239
5,500	First Trust Aberdeen Global Opportunity Income Fund	96,415
15,244	Morgan Stanley Emerging Markets Debt Fund, Inc.	162,806
11,296	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	194,630
10,564	Nuveen Multi-Currency Short-Term Government Income Fund	156,030
3,831	Western Asset Emerging Markets Debt Fund, Inc.	73,785
14,100	Western Asset Emerging Markets Income Fund, Inc.	201,771
11,472	Western Asset Worldwide Income Fund, Inc.	159,576
	TOTAL CLOSED-END FUNDS	1,100,252
	(Cost $1,039,219)
	OPEN-END FUND - 3.10%
46,669	Rydex Strengthening Dollar 2x Strategy Fund *	579,633
	TOTAL OPEN END FUND	579,633
	(Cost - $619,302)

	SHORT-TERM INVESTMENT - 14.00%
2,622,005	Goldman Sachs Financial Square Funds - Government Fund, 0.00% +	2,622,005
	TOTAL SHORT-TERM INVESTMENT	2,622,005
	( Cost - $2,622,005)

	TOTAL INVESTMENTS - 94.06%
	( Cost - $17,200,734) (a)	17,606,948
	OTHER ASSETS LESS LIABILITIES - 5.94%	1,111,663
	NET ASSETS - 100.00%	$ 18,718,611

*Non-income producing security.
+ Money market fund; interest rate reflects the seven-day effective yield on July 31, 2011.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 459,267
	Unrealized Depreciation:	(53,053)
	Net Unrealized Appreciation:	$ 406,214

The accompanying notes are an integral part of these financial statements.

The Currency Strategies Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2011

Assets:
Investments in Securities at Fair Value (identified cost $17,200,734)	$ 17,606,948
Receivable for Securities Sold	1,113,522
Interest Receivable	25
Receivable for Fund Shares Sold	10,000
Prepaid Expenses and Other Assets	17,941
Total Assets	18,748,436

Liabilities:
Accrued Advisory Fees	10,205
Payable to Other Affiliates	4,563
Accrued Distribution Fees	3,710
Accrued Expenses and Other Liabilities	11,347
Total Liabilities	29,825

Net Assets (Unlimited shares of no par value interest authorized;
1,783,809 shares of beneficial interest outstanding)	$ 18,718,611

Net Asset Value, Offering and Redemption Price Per Share
($18,718,611/ 1,783,809 shares of beneficial interest outstanding)	$ 10.49

Composition of Net Assets:
At July 31, 2011, Net Assets consisted of:
Paid-in-Capital	$ 18,219,692
Accumulated Net Investment Loss	(17,923)
Accumulated Net Realized Gain From Security Transactions	110,628
Net Unrealized Appreciation on Investments	406,214
Net Assets	$ 18,718,611

The accompanying notes are an integral part of these financial statements.

The Currency Strategies Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended July 31, 2011

Investment Income:
Dividend Income	$ 137,123
Interest Income	124
Total Investment Income	137,247

Expenses:
Investment Advisory Fees	147,025
Distribution Fees	25,004
Administration Fees	19,126
Fund Accounting Fees	13,928
Registration & Filing Fees	12,260
Chief Compliance Officer Fees	9,073
Transfer Agent Fees	7,923
Audit Fees	7,602
Legal Fees	7,357
Custody Fees	5,640
Printing Expense	4,905
Trustees' Fees	3,433
Insurance Expense	736
Miscellaneous Expenses	1,226
Total Expenses	265,238
Less: Fees Waived by Adviser	(70,753)
Net Expenses	194,485
Net Investment Loss	(57,238)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(59,290)
Net Change in Unrealized Appreciation on Investments	452,277
Net Realized and Unrealized Gain on Investments	392,987

Net Increase in Net Assets Resulting From Operations	$ 335,749

The accompanying notes are an integral part of these financial statements.

The Currency Strategies Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	ended	ended
	July 31, 2011	January 31, 2011
Operations:	(Unaudited)
Net Investment Loss	$ (57,238)	$ (121,283)
Net Realized Gain (Loss) on Investments and Options Purchased	(59,290)	476,764
Distributions of Capital Gains From Underlying Investment
Companies	-	302,841
Net Change in Unrealized Appreciation on Investments	452,277	144,363

Net Increase in Net Assets
Resulting From Operations	335,749	802,685

Distributions to Shareholders From:
Net Investment Income ($0.00 and $0.08 per share, respectively)	-	(178,546)
Net Realized Gains ($0.00 and $0.28 per share, respectively)	-	(659,571)
Total Distributions to Shareholders	-	(838,117)

Beneficial Interest Transactions:
Proceeds from Shares Issued (295,630 and 1,755,081
shares, respectively)	3,074,303	18,531,450
Distributions Reinvested (0 and 68,942 shares, respectively)	-	725,263
Cost of Shares Redeemed (768,239 and 1,751,167
shares, respectively)	(7,919,015)	(18,624,705)
Total Beneficial Interest Transactions	(4,844,712)	632,008

Increase (Decrease) in Net Assets	(4,508,963)	596,576

Net Assets:
Beginning of Period	23,227,574	22,630,998
End of Period (including undistributed net investment
income (loss) of ($17,923) and $39,315, respectively)	$ 18,718,611	$ 23,227,574

The accompanying notes are an integral part of these financial statements.

The Currency Strategies Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Six Months		Year	Year		February 21, 2008*
	Ended		Ended	Ended		through
	July 31, 2011		January 31, 2011	January 31, 2010**		January 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.29		$ 10.36	$ 10.00	^	$ 10.00

Increase From Operations:
Net investment income (loss) (a)	(0.03)		(0.05)	(0.07)		0.00	(e)
Net gain (loss) from securities
(both realized and unrealized)	0.23		0.34	0.44		(4.77)
Total from operations	0.20		0.29	0.37		(4.77)

Distributions to shareholders from:
Net investment income	-		(0.08)	(0.01)		0.00	(e)
Net realized gains			(0.28)	-		-
Return of capital	-		-	-		(0.10)
Total distributions	-		(0.36)	(0.01)		(0.10)

Net Asset Value, End of Period	$ 10.49		$ 10.29	$ 10.36		$ 5.13

Total Return (b)	1.94%		2.71%	3.67%		(47.84)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 18,719		$ 23,228	$ 22,631		$ -	+
Ratio of expenses to average net assets,
before reimbursement (f)	2.66%	(c)	2.42%	3.04%	(c)	5.03%	(c)
net of reimbursement (f)	1.95%	(c)	1.95%	1.95%	(c)	2.94%	(c)
Ratio of net investment income (loss)
to average net assets (f)	(0.57)%	(c)	(0.44)%	(0.88)%	(c)	0.01%	(c)
Portfolio turnover rate	469%	(d)	1,255%	290%	(d)	17,700%	(d)
__________
*Commencement of Operations. During this period, the Fund was known as Anchor Multi-Strategy
Growth Fund and was managed by a different adviser under a substantially different investment strategy.
**For the period February 1, 2009 through April 30, 2009, the Fund had only one share outstanding and was not actively managed by the Adviser.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for each period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Not Annualized.
(e) Net investment income resulted in less than $0.005 per share.
(f) Does not include expenses of other investment companies in which the fund invests.
+Net assets as of January 31, 2009 were $5.
^The Fund processed a 1.026 for 2 reverse stock split on the sole share outstanding as of February 1, 2009.

The accompanying notes are an integral part of these financial statements.

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2011

1.

ORGANIZATION

The Currency Strategies Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is to seek capital appreciation and income.  The Fund commenced operations with Sarasota Capital Strategies, Inc. as the Fund’s Adviser on May 1, 2009.  Prior to that date, the Fund was known as the Anchor Multi-Strategy Growth Fund, which was advised by Anchor Capital Management Group, LLC under a substantially different investment strategy.

The Fund is non-diversified.  A non-diversified Fund may invest more of its assets in fewer companies than if it were a diversified fund.  The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the Board of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2011

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$13,305,058	-	-	$13,305,058
Closed - End Funds	$ 1,100,252	-	-	$ 1,100,252
Open End Fund	$ 579,633	-	-	$ 579,633
Short-Term Investment	$ 2,622,005	-	-	$ 2,622,005
Total	$17,606,948	-	-	$17,606,948

                                                                                                      The Fund did not hold any Level 3 securities during the period.

                                                                                                         It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.  The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in closed-end funds are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of closed-end fund distributions is reported to the Funds after the end of the calendar year.  Estimates are based on the most recent closed-end fund distribution available.

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2011

Option Transactions – The Fund is subject to currency risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Currency Risk - Currency trading involves significant risks, including market risk, interest rate risk and country risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on its 2008-2010 returns and expected to be taken in the Fund’s 2011 return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended July 31, 2011, the Fund did not incur any interest or penalties.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending January 31, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the January 31, 2012 annual report.

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2011

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Sarasota Capital Strategies, Inc. (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.47% of the average daily net assets of the Fund.  For the six months ended July 31, 2011, the Adviser earned advisory fees of $147,025.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until May 31, 2012, so that the total annual operating expenses of the Fund do not exceed 1.95% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the six months ended July 31, 2011, the Adviser waived fees of $70,753.  Cumulative expenses subject to recapture by the Advisor amounted to $248,728 at January 31, 2011 and will expire on January 31 of the years indicated below:

2013	2014
$118,656	$130,072

The Fund has entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), whereby GFS will provide administrative, fund accounting and transfer agency services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000, subject to discounts in its initial year, and the basis point fees are:

  10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2011

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $24,000, subject to discounts in its initial year, plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $15,000, subject to discounts in its initial year, and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended July 31, 2011, the Fund incurred expenses of $9,073 for compliance services pursuant to the Trust’s Agreement with NLCS.

Custody Administration - Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.  GFS’s fees collected for the six months ended July 31, 2011, were $1,347. The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended July 31, 2011, GemCom received $3,751 for providing such services.  The Printing Expense listed in the Statement of Operations includes the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  For the six months ended July 31, 2011 the Fund incurred distribution fees of $25,004.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Prior to March 31, 2011, purchases of Fund shares were subject to a maximum sales charge of 5.75%.  For the six months ended July 31, 2011, the Distributor received $7,003 in underwriting commissions for sales of shares, of which $918 was retained by the principal underwriter.

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2011

Trustees – Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended July 31, 2011 amounted to $79,064,507 and $81,952,599, respectively.

5.           DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2011	January 31, 2010
Ordinary Income	$ 815,711	$ 15,593
Long-Term Capital Gain	22,406	-

The difference between book basis and tax basis character of distributions as of January 31, 2011 is primarily attributable to the tax treatment of short-term capital gains.

As of January 31, 2011, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Accumulated	Unrealized	Total
Ordinary	Long-Term	Loss	Capital &	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Other (Losses)	(Depreciation)	Earnings/(Deficits)
$ 182,847	$ 188,644	$ -	$ -	$ (208,321)	$ 163,170

The difference between book basis and tax basis unrealized depreciation is primarily attributable to the tax deferral of losses on wash sales and grantor trusts adjustments.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to grantor trusts adjustments and the tax treatment of short-term capital gains.

Permanent book and tax differences, primarily attributable to grantor trusts and partnership adjustments, resulted in reclassification for the period ended January 31, 2011 as follows: an increase in paid-in-capital of $351; a decrease in accumulated net investment loss of $308,426 and a decrease in accumulated net realized gain from security transactions of $308,777.

6.           NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2011

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Currency Strategies Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

 July 31, 2011

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/1/11)	Ending Account Value (7/31/11)	Expenses Paid During the Period (2/1/11 to 7/31/11)
Actual	$1,000.00	$1,019.44	$9.76
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$9.74

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over  the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six-month period ended July 31, 2011).

Portfolio Analysis (Unaudited)
As-of July 31, 2011

Percent of Net Assets
Exchange Traded Funds	71.08%
Currency Funds	51.61%
Debt Funds	16.32%
Commodity Fund	3.15%
Closed End Fund	5.88%
Open End Fund	3.10%
Short-Term Investment	14.00%
Other Assets Less Liabilities	5.94%
Total	100.00%

Renewal of Advisory Agreement – The Currency Strategies Fund

In connection with a meeting held on December 13, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Sarasota Capital Strategies, Inc. (“Sarasota” or the “Adviser”) and the Trust, on behalf of The Currency Strategies Fund (the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund’s performance compared with key indices.

In its consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of Sarasota’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed Sarasota’s financial statements and concluded that the Adviser is sufficiently well capitalized (or has other financial resources) to meet its obligations to the Fund.  The Trustees discussed their ongoing review on a quarterly basis, of compliance and reporting matters for the Fund.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of Sarasota’s past performance as investment adviser to the Fund, as well as other factors relating to its track record.  The Trustees noted that the Fund had significantly outperformed its peer group of 47 funds since inception, and they were satisfied with the Fund’s performance.

 Fees and Expenses.  The Board noted that Sarasota charges a 1.47% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees noted that the advisory fee for the Fund is below or near the peer group average.  The Trustees concluded that the Fund’s advisory fee was acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that the Adviser’s level of profitability from its relationship to Fund is not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously renewed the Agreement.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

Investment Adviser

Sarasota Capital Strategies, Inc.

460 South Tamiami Trail

Osprey, FL 34229

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

First National Bank of Omaha

1620 Dodge Street

Omaha, NE 68137

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-898-4784 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-898-4784.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/7/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/7/11